iM Dolan McEniry Corporate Bond Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS - 81.9%
Basic Materials - 3.2%
RPM International, Inc.
3.450%, 11/15/2022	$112,000	$112,760
Steel Dynamics, Inc.
5.250%, 04/15/2023	742,000	725,169
		837,929
Communications - 17.0%
AMC Networks, Inc.
5.000%, 04/01/2024	196,000	189,140
4.750%, 08/01/2025	557,000	545,167
AT&T, Inc.
3.600%, 02/17/2023	112,000	115,447
3.950%, 01/15/2025	554,000	584,676
Discovery Communications LLC
2.950%, 03/20/2023	373,000	372,683
3.800%, 03/13/2024	62,000	61,739
3.950%, 03/20/2028	329,000	320,738
Expedia Group, Inc.
5.950%, 03/20/2023	250,000	246,630
4.500%, 08/15/2024	352,000	323,758
5.000%, 02/15/2026	105,000	95,061
Juniper Networks, Inc.
4.500%, 03/15/2024	124,000	131,052
4.350%, 06/15/2025	211,000	209,326
3.750%, 08/15/2029	116,000	113,183
Motorola Solutions, Inc.
3.750%, 05/15/2022	35,000	35,030
3.500%, 03/01/2023	122,000	118,280
4.000%, 09/01/2024	262,000	259,929
4.600%, 02/23/2028	137,000	140,054
Omnicom Group, Inc.
3.600%, 04/15/2026	560,000	560,155
		4,422,048
Consumer, Cyclical - 10.4%
Dollar Tree, Inc.
3.700%, 5/15/2023	265,000	269,565
4.000%, 5/15/2025	377,000	386,864
4.200%, 5/15/2028	40,000	40,026
The Gap, Inc.
5.950%, 04/12/2021	601,000	548,020
Kohl's Corp.
4.750%, 12/15/2023	63,000	55,722
4.250%, 07/17/2025	740,000	640,338
QVC, Inc.
4.850%, 04/01/2024	198,000	171,602
4.450%, 02/15/2025	232,000	191,256
4.75%, 02/15/2027	452,000	401,825
		2,705,218

Consumer, Non-cyclical - 19.8%
DaVita, Inc.
5.125%, 07/15/2024	15,000	15,049
5.000%, 05/01/2025	557,000	559,754
Global Payments, Inc.
3.800%, 04/01/2021	123,000	123,809
3.750%, 06/01/2023	276,000	287,305
4.800%, 04/01/2026	79,000	87,512
IHS Markit LTD
4.750%, 08/01/2028 (b)	429,000	451,963
Kraft Heinz Foods Co.
3.950%, 07/15/2025	573,000	564,417
Laboratory Corp. of America
3.200%, 02/01/2022	88,000	88,784
3.750%, 08/23/2022	86,000	88,778
4.000%, 11/01/2023	50,000	51,855
3.250%, 09/01/2024	339,000	348,467
Reynolds American, Inc.
4.850%, 09/15/2023	58,000	60,449
4.450%, 06/12/2025	385,000	392,757
Service Corporation International
4.625%, 12/15/2027	503,000	506,505
United Rentals North America, Inc.
5.500%, 07/15/2025	322,000	317,574
5.875%, 09/15/2026	98,000	99,997
5.500%, 05/15/2027	152,000	149,329
Verisk Analytics, Inc.
4.125%, 9/12/2022	60,000	59,578
4.000%, 06/15/2025	402,000	429,945
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022	95,000	95,063
3.550%, 04/01/2025	363,000	366,075
		5,144,965
Financial - 8.8%
American Tower Corp.
3.500%, 01/31/2023	173,000	174,461
4.000%, 06/01/2025	376,000	386,931
Host Hotels & Resorts LP
4.750%, 03/01/2023	59,000	55,424
3.750%, 10/15/2023	610,000	536,361
SBA Communications Corp.
4.875%, 9/01/2024	503,000	512,431
Trinity Acquisitions PLC
4.400%, 3/15/2026 (b)	355,000	370,642
Willis North America, Inc.
3.600%, 05/15/2024	230,000	237,820
		2,274,070
Industrial - 8.4%
Allegion U.S. Holding Co., Inc.
3.200%, 10/01/2024	654,000	622,281
Carlisle Co's, Inc.
3.750%, 11/15/2022	98,000	99,249
3.500%, 12/01/2024	336,000	324,911
Fortune Brands Home & Security, Inc.
4.000%, 09/21/2023	189,000	194,697
Masco Corp.
4.450%, 04/01/2025	315,000	322,303
3.500%, 11/15/2027	91,000	84,367
TransDigm Group, Inc.
6.500%, 07/15/2024	570,000	546,291
		2,194,099

Technology - 14.3%
Broadcom Corp.
3.875%, 01/15/2027	533,000	509,286
CA, Inc.
3.600%, 08/15/2022	67,000	62,927
CDK Global, Inc.
5.875%, 06/15/2026	338,000	358,973
4.875%, 06/01/2027	196,000	202,266
CDW LLC
5.000%, 09/01/2025	363,000	376,269
4.250%, 04/01/2028	40,000	40,422
Citrix Systems, Inc.
4.500%, 12/01/2027	440,000	455,644
KLA Corp.
4.650%, 11/01/2024	449,000	480,180
Microchip Technology, Inc.
4.333%, 06/01/2023	468,000	467,148
Western Digital
4.750%, 02/15/2026	736,000	750,904
		3,704,019
TOTAL CORPORATE BONDS (Cost $21,971,293)		21,282,348
	Shares
SHORT-TERM INVESTMENTS - 21.2%
Money Market Funds - 21.2%
First American Government Obligations Fund - Class X, 0.43% (a)	5,511,339	5,511,339
TOTAL SHORT-TERM INVESTMENTS (Cost $5,511,339)		5,511,339
TOTAL INVESTMENTS (Cost $27,482,632) -103.1%		26,793,687
Liabilities in Excess of Other Assets - (3.1)%		(804,041)
TOTAL NET ASSETS - 100.0%		$25,989,646

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the fund's 7-day yield as of March 31, 2020.
(b)	U.S. traded security of a foreign issuer or corporation.

Summary of Fair Value Measurements at March 31, 2020 (Unaudited)
    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Basic Materials	$-	$837,929	$-	$837,929
Communications	-	4,422,048	-	4,422,048
Consumer, Cyclical	-	2,705,218	-	2,705,218
Consumer, Non-cyclical	-	5,144,965	-	5,144,965
Financial	-	2,274,070	-	2,274,070
Industrial	-	2,194,099	-	2,194,099
Technology	-	3,704,019	-	3,704,019
Total Corporate Bonds	-	21,282,348	-	21,282,348
Short-Term Investments	5,511,339	-	-	5,511,339
Total Investments in Securities	$5,511,339	$21,282,348	$-	$26,793,687